SHARE-BASED COMPENSATION (Details) - 2010 Share Incentive Plan - $ / shares	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Number of non-vested shares
Outstanding at the beginning of the period (in shares)	11,650,016	13,101,006	14,239,102
Granted (in shares)	2,801,437	1,111,836	1,564,442
Forfeited (in shares)	370,028	187,719	425,980
Vested (in shares)	2,095,211	2,375,107	2,276,558
Outstanding at the end of the period (in shares)	11,986,214	11,650,016	13,101,006
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 21.21	$ 15.62	$ 13.04
Granted (in dollars per share)	86.95	74.63	36.42
Forfeited (in dollars per share)	44.33	27.95	19.53
Vested (in dollars per share)	19.82	14.81	13.04
Outstanding at the end of the period (in dollars per share)	$ 36.11	$ 21.21	$ 15.62